Contract revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue	The following table presents fee revenue related to contracts with customers, disaggregated by type of fee revenue, for each business segment.

Disaggregation of contract revenue by business segment (a)
	Year ended Dec. 31,
	2019				2018
(in millions)	IS	IM	Other	Total	IS	IM	Other	Total
Fee revenue - contract revenue:
Investment services fees:
Asset servicing fees	$4,365	$85	$1	$4,451	$4,395	$88	$1	$4,484
Clearing services fees (b)	1,649	—	(1)	1,648	1,615	—	—	1,615
Issuer services fees	1,130	—	—	1,130	1,099	—	—	1,099
Treasury services fees	560	1	—	561	553	1	—	554
Total investment services fees (b)	7,704	86	—	7,790	7,662	89	1	7,752
Investment management and performance fees (b)	17	3,373	—	3,390	16	3,619	—	3,635
Financing-related fees	59	—	1	60	61	1	(2)	60
Distribution and servicing	(49)	178	—	129	(51)	191	—	140
Investment and other income	282	(197)	—	85	279	(202)	2	79
Total fee revenue - contract revenue	8,013	3,440	1	11,454	7,967	3,698	1	11,666
Fee and other revenue - not in scope of ASC 606 (c)(d)	881	26	887	1,794	959	83	84	1,126
Total fee and other revenue	$8,894	$3,466	$888	$13,248	$8,926	$3,781	$85	$12,792

(a)	Business segment data has been determined on an internal management basis of accounting, rather than the generally accepted accounting principles used for consolidated financial reporting.

(b)	In 2019, we reclassified certain platform-related fees to clearing services fees from investment management and performance fees. Prior periods have been reclassified.

(c)
Primarily includes investment and other income, foreign exchange and other trading revenue, financing-related fees, asset servicing fees and net securities gains (losses), all of which are accounted for using other accounting guidance.

(d)	The Investment Management business includes income from consolidated investment management funds, net of noncontrolling interests, of $30 million in 2019 and a loss of $1 million in 2018.
IS - Investment Services segment.
IM - Investment Management segment.